Item 1. Schedule of Investments:
--------------------------------
PUTNAM CLASSIC EQUITY FUND

QUARTERLY PORTFOLIO HOLDINGS

02-28-05


Putnam Classic Equity Fund (RunID: 1787  Sort: Industry)
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The fund's portfolio
February 28, 2005 (Unaudited)

Common stocks (99.7%) (a)
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Number of shares                                                                                                           Value
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

Aerospace and Defense (2.1%)
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        157,500  Boeing Co. (The)                                                                                     $8,657,775
        198,600  Lockheed Martin Corp.                                                                                11,761,092
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                                                                                                                      20,418,867

Automotive (0.2%)
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         36,400  American Axle & Manufacturing Holdings, Inc. (S)                                                        961,688
         13,200  Cummins, Inc. (S)                                                                                       969,012
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                                                                                                                       1,930,700

Banking (4.3%)
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        323,100  Bank of America Corp.                                                                                15,072,615
        391,900  U.S. Bancorp                                                                                         11,659,025
        157,700  Wachovia Corp.                                                                                        8,359,677
        112,700  Wells Fargo & Co.                                                                                     6,692,126
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                                                                                                                      41,783,443

Basic Materials (0.4%)
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         73,900  Vulcan Materials Co. (S)                                                                              4,275,854

Beverage (0.7%)
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        156,100  Coca-Cola Co. (The)                                                                                   6,681,080

Biotechnology (0.4%)
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         63,400  Amgen, Inc. (NON)                                                                                     3,906,074

Broadcasting (0.3%)
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         89,200  Viacom, Inc. Class B                                                                                  3,113,080

Building Materials (0.8%)
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        227,500  Masco Corp.                                                                                           7,671,300

Cable Television (0.9%)
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        260,600  Comcast Corp. Class A (NON) (S)                                                                       8,482,530

Chemicals (0.9%)
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         81,800  Dow Chemical Co. (The)                                                                                4,511,270
         59,400  PPG Industries, Inc. (S)                                                                              4,273,830
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                                                                                                                       8,785,100

Commercial and Consumer Services (0.3%)
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         98,100  ARAMARK Corp. Class B (S)                                                                             2,749,743

Communications Equipment (1.0%)
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        587,500  Cisco Systems, Inc. (NON) (S)                                                                        10,234,250

Computers (4.9%)
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        101,700  Dell, Inc. (NON)                                                                                      4,077,153
        846,100  Hewlett-Packard Co.                                                                                  17,598,880
        284,600  IBM Corp.                                                                                            26,348,268
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                                                                                                                      48,024,301

Conglomerates (3.9%)
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        671,000  General Electric Co.                                                                                 23,619,200
        439,800  Tyco International, Ltd. (Bermuda)                                                                   14,724,504
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                                                                                                                      38,343,704

Consumer Finance (2.2%)
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         98,800  Capital One Financial Corp.                                                                           7,575,984
        278,900  Countrywide Financial Corp.                                                                           9,691,775
        260,200  Providian Financial Corp. (NON)                                                                       4,462,430
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                                                                                                                      21,730,189

Consumer Goods (1.1%)
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        138,000  Estee Lauder Cos., Inc. (The) Class A                                                                 6,069,240
         89,900  Procter & Gamble Co. (The)                                                                            4,772,791
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                                                                                                                      10,842,031

Containers (0.8%)
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        172,500  Ball Corp.                                                                                            7,659,000

Electric Utilities (2.4%)
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        196,500  Alliant Energy Corp.                                                                                  5,256,375
         72,300  Exelon Corp.                                                                                          3,279,528
        243,300  PG&E Corp.                                                                                            8,559,294
        114,500  PPL Corp.                                                                                             6,244,830
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                                                                                                                      23,340,027

Electrical Equipment (0.5%)
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         75,700  Emerson Electric Co. (S)                                                                              5,020,424

Electronics (4.7%)
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         88,900  Freescale Semiconductor, Inc. Class B (NON)                                                           1,705,102
      1,051,100  Intel Corp.                                                                                          25,205,378
        804,500  Motorola, Inc.                                                                                       12,598,470
        209,800  Storage Technology Corp. (NON) (S)                                                                    6,671,640
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                                                                                                                      46,180,590

Energy (0.2%)
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         34,700  Cooper Cameron Corp. (NON)                                                                            2,001,843

Financial (9.5%)
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        779,800  Citigroup, Inc. (S)                                                                                  37,212,056
        308,800  Fannie Mae                                                                                           18,052,448
        261,000  Freddie Mac                                                                                          16,182,000
        607,200  JPMorgan Chase & Co.                                                                                 22,193,160
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                                                                                                                      93,639,664

Food (1.0%)
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         82,600  General Mills, Inc.                                                                                   4,325,762
        321,100  Tyson Foods, Inc. Class A                                                                             5,465,122
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                                                                                                                       9,790,884

Forest Products and Packaging (0.9%)
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        130,500  Weyerhaeuser Co.                                                                                      8,734,365

Gaming & Lottery (0.2%)
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        106,400  GTECH Holdings Corp.                                                                                  2,484,440

Health Care Services (3.3%)
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        140,400  AmerisourceBergen Corp.                                                                               8,409,960
        140,300  Cardinal Health, Inc.                                                                                 8,214,565
         50,000  CIGNA Corp.                                                                                           4,540,000
         59,600  Express Scripts, Inc. (NON)                                                                           4,487,284
         49,300  PacifiCare Health Systems, Inc. (NON)                                                                 3,129,564
         34,700  Quest Diagnostics, Inc.                                                                               3,449,180
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                                                                                                                      32,230,553

Homebuilding (0.5%)
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          5,600  NVR, Inc. (NON)                                                                                       4,436,600

Household Furniture and Appliances (0.9%)
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        143,300  Whirlpool Corp.                                                                                       9,135,375

Insurance (6.5%)
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        288,900  ACE, Ltd. (Cayman Islands)                                                                           12,844,494
         59,500  Allstate Corp.                                                                                        3,193,960
        125,800  Chubb Corp. (The)                                                                                     9,952,038
        120,500  Hartford Financial Services Group, Inc. (The)                                                         8,669,975
        111,100  Lincoln National Corp. (S)                                                                            5,205,035
        181,300  MetLife, Inc.                                                                                         7,440,552
        108,800  St. Paul Travelers Cos., Inc. (The)                                                                   4,169,216
        172,500  W.R. Berkley Corp.                                                                                    8,859,600
         52,100  XL Capital, Ltd. Class A (Cayman Islands) (S)                                                         3,907,500
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                                                                                                                      64,242,370

Investment Banking/Brokerage (2.4%)
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         27,000  Goldman Sachs Group, Inc. (The) (S)                                                                   2,937,600
        101,400  Lehman Brothers Holdings, Inc.                                                                        9,245,652
        138,800  Merrill Lynch & Co., Inc.                                                                             8,130,904
         57,100  Morgan Stanley                                                                                        3,224,437
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                                                                                                                      23,538,593

Leisure (0.7%)
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        137,700  Brunswick Corp.                                                                                       6,422,328

Lodging/Tourism (1.1%)
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        466,900  Cendant Corp.                                                                                        10,327,828

Machinery (1.2%)
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         55,500  Deere (John) & Co. (S)                                                                                3,946,605
        118,300  Parker-Hannifin Corp.                                                                                 7,784,140
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                                                                                                                      11,730,745

Manufacturing (0.5%)
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         55,500  Ingersoll-Rand Co. Class A (Bermuda)                                                                  4,675,875

Media (0.7%)
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        160,400  Time Warner, Inc. (NON)                                                                               2,763,692
        147,800  Walt Disney Co. (The)                                                                                 4,129,532
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                                                                                                                       6,893,224

Medical Technology (1.5%)
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        169,300  Boston Scientific Corp. (NON) (S)                                                                     5,529,338
        174,600  Medtronic, Inc. (S)                                                                                   9,100,152
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                                                                                                                      14,629,490

Metals (1.4%)
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        128,800  Alcoa, Inc.                                                                                           4,137,056
        151,300  United States Steel Corp. (S)                                                                         9,435,068
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                                                                                                                      13,572,124

Natural Gas Utilities (0.6%)
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        141,400  Sempra Energy                                                                                         5,656,000

Oil & Gas (10.8%)
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        105,200  Amerada Hess Corp.                                                                                   10,562,080
        496,100  ChevronTexaco Corp.                                                                                  30,797,888
        811,300  ExxonMobil Corp.                                                                                     51,363,403
        278,700  Marathon Oil Corp.                                                                                   13,193,658
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                                                                                                                     105,917,029

Pharmaceuticals (7.0%)
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        146,500  Abbott Laboratories                                                                                   6,737,535
         67,200  Barr Pharmaceuticals, Inc. (NON)                                                                      3,208,128
         35,800  Eli Lilly Co.                                                                                         2,004,800
        381,500  Johnson & Johnson                                                                                    25,026,400
      1,081,300  Pfizer, Inc.                                                                                         28,427,377
         84,900  Wyeth                                                                                                 3,465,618
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                                                                                                                      68,869,858

Photography/Imaging (0.9%)
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        595,000  Xerox Corp. (NON)                                                                                     9,282,000

Railroads (0.6%)
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         32,400  Canadian National Railway Co. (Canada)                                                                2,006,856
        117,400  Norfolk Southern Corp.                                                                                4,213,486
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                                                                                                                       6,220,342

Regional Bells (2.7%)
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        728,400  Verizon Communications, Inc.                                                                         26,200,548

Restaurants (1.2%)
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        360,600  McDonald's Corp.                                                                                     11,928,648

Retail (4.5%)
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         10,400  AutoZone, Inc. (NON) (S)                                                                              1,007,760
        193,200  Gap, Inc. (The)                                                                                       4,120,956
        182,800  Lowe's Cos., Inc.                                                                                    10,744,984
        514,300  Office Depot, Inc. (NON)                                                                              9,900,275
      2,105,600  Rite Aid Corp. (NON) (S)                                                                              7,369,600
        149,400  Supervalu, Inc.                                                                                       4,746,438
        125,500  Wal-Mart Stores, Inc.                                                                                 6,477,055
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                                                                                                                      44,367,068

Schools (0.2%)
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         54,600  Career Education Corp. (NON) (S)                                                                      1,864,590

Software (2.0%)
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        280,700  BMC Software, Inc. (NON)                                                                              4,196,465
        360,000  Microsoft Corp.                                                                                       9,064,800
        512,200  Oracle Corp. (NON)                                                                                    6,612,502
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                                                                                                                      19,873,767

Technology Services (0.4%)
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        113,300  Fiserv, Inc. (NON)                                                                                    4,298,602

Textiles (0.4%)
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         59,100  VF Corp. (S)                                                                                          3,531,816

Tobacco (3.1%)
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        470,500  Altria Group, Inc. (S)                                                                               30,888,325
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                 Total Common stocks  (cost $909,057,598)                                                           $978,557,181
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Short-term investments (2.4%) (a)
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Principal amount                                                                                                           Value
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    $18,307,986  Short-term investments held as collateral for loaned securities with yields ranging from 2.46% to 2.78% and due dates ranging from March 1, 2005 to
                 March 29, 2005 (d)                                                                                  $18,295,388
      5,389,821  Putnam Prime Money Market Fund (e)                                                                    5,389,821
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                 Total Short-term investments  (cost $23,685,209)                                                    $23,685,209
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                 Total Investments (cost $932,742,807)(b)                                                         $1,002,242,390
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

NOTES

(a) Percentages indicated are based on net assets of $981,438,011.

(b) The aggregate identified cost on a tax basis is $933,202,865, resulting in gross unrealized appreciation and depreciation of $120,031,089 and $50,991,564 respectively, or net unrealized appreciation of $69,039,525.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At February 28, 2005, the value of securities loaned amounted to $17,661,180. The fund received cash collateral of $18,295,388 which is pooled with collateral of other Putnam funds into 33 issuers of high grade short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC. ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended February 28, 2005, management fees paid were reduced by $3,758 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $51,079 for the period ended February 28, 2005.

Security Valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005